Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 92.6%
Aerospace & Defense — 1.2%
Spirit AeroSystems Holdings, Inc., Class A	19,780	$683,003
Airlines — 1.3%
Alaska Air Group, Inc.*	16,536	693,851
Apparel — 3.5%
Carter's, Inc.	5,490	394,841
Ralph Lauren Corp.	6,550	764,188
Tapestry, Inc.	17,460	752,701
		1,911,730
Auto Parts & Equipment — 1.5%
Dana, Inc.	24,902	374,775
The Goodyear Tire & Rubber Co.*	41,169	453,682
		828,457
Banks — 10.7%
BankUnited, Inc.	12,725	287,331
Comerica, Inc.	12,697	551,304
First Bancorp	58,650	669,783
First Citizens BancShares, Inc., Class A	1,106	1,076,249
First Hawaiian, Inc.	32,234	664,987
Synovus Financial Corp.	16,125	497,134
Texas Capital Bancshares, Inc.*	11,749	575,231
Webster Financial Corp.	10,182	401,374
Wintrust Financial Corp.	8,550	623,722
Zions Bancorp NA	17,001	508,840
		5,855,955
Building Materials — 1.2%
Masonite International Corp.*	7,089	643,469
Chemicals — 1.5%
Huntsman Corp.	25,664	702,167
Innospec, Inc.	977	100,309
		802,476
Commercial Services — 4.3%
ADT, Inc.	78,380	566,688
Herc Holdings, Inc.	6,580	749,462
Korn Ferry	8,060	417,024
Robert Half International, Inc.	7,639	615,474
		2,348,648
Computers — 2.2%
Genpact Ltd.	14,951	691,035
Lumentum Holdings, Inc.*	9,750	526,598
		1,217,633
Diversified Financial Services — 3.3%
Cboe Global Markets, Inc.	4,610	618,846
Moelis & Co., Class A	12,418	477,348
Stifel Financial Corp.	12,380	731,534
		1,827,728
Electric — 1.7%
IDACORP, Inc.	8,499	920,697
	Number of Shares	Value†

Electrical Components & Equipment — 1.0%
Belden, Inc.	6,507	$564,612
Electronics — 1.4%
Avnet, Inc.	16,600	750,320
Engineering & Construction — 4.0%
Arcosa, Inc.	10,467	660,572
Dycom Industries, Inc.*	9,190	860,644
Fluor Corp.*	22,695	701,502
		2,222,718
Food — 2.7%
Nomad Foods Ltd.*	45,444	851,621
The Hain Celestial Group, Inc.*	37,748	647,378
		1,498,999
Gas — 0.8%
Southwest Gas Holdings, Inc.	6,694	418,040
Hand & Machine Tools — 1.5%
Regal Rexnord Corp.	5,954	837,906
Healthcare Products — 3.4%
Envista Holdings Corp.*	23,900	977,032
Integra LifeSciences Holdings Corp.*	15,603	895,768
		1,872,800
Healthcare Services — 3.0%
Acadia Healthcare Co., Inc.*	8,629	623,445
Pediatrix Medical Group, Inc.*	42,003	626,265
Syneos Health, Inc.*	10,940	389,683
		1,639,393
Home Builders — 3.8%
KB Home	15,970	641,675
PulteGroup, Inc.	15,480	902,174
Taylor Morrison Home Corp.*	14,705	562,613
		2,106,462
Insurance — 7.0%
American Financial Group, Inc.	4,108	499,122
Everest Re Group Ltd.	2,584	925,124
Kemper Corp.	10,610	579,943
Reinsurance Group of America, Inc.	4,617	612,953
Selective Insurance Group, Inc.	6,150	586,279
The Hanover Insurance Group, Inc.	4,824	619,884
		3,823,305
Internet — 2.1%
Criteo S.A., ADR*	22,648	713,525
Gen Digital Inc.	25,030	429,515
		1,143,040
Iron & Steel — 1.2%
ATI, Inc.*	16,250	641,225
Lodging — 1.4%
Hilton Grand Vacations, Inc.*	17,534	779,036

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery — Construction & Mining — 2.3%
Oshkosh Corp.	6,028	$501,409
Vertiv Holdings Co.	54,221	775,903
		1,277,312
Machinery — Diversified — 1.4%
Crane Holdings Co.	6,986	792,911
Metal Fabricate/Hardware — 1.4%
The Timken Co.	9,180	750,190
Mining — 1.4%
Cameco Corp.	28,800	753,696
Oil & Gas — 2.3%
Helmerich & Payne, Inc.	328	11,726
HF Sinclair Corp.	10,541	509,974
Magnolia Oil & Gas Corp., Class A	33,906	741,863
		1,263,563
Oil & Gas Services — 1.0%
ChampionX Corp.	19,380	525,779
Packaging and Containers — 1.6%
Berry Global Group, Inc.	14,910	878,199
Retail — 4.9%
Bath & Body Works, Inc.	15,260	558,211
Dine Brands Global, Inc.	8,027	542,946
Papa John's International, Inc.	6,474	485,097
Sally Beauty Holdings, Inc.*	37,220	579,888
Williams-Sonoma, Inc.	4,484	545,523
		2,711,665
Semiconductors — 4.7%
FormFactor, Inc.*	14,935	475,680
Kulicke & Soffa Industries, Inc.	12,942	681,914
Sensata Technologies Holding PLC	13,810	690,776
Synaptics, Inc.*	6,370	708,025
		2,556,395
Software — 1.9%
ACI Worldwide, Inc.*	20,720	559,026
CommVault Systems, Inc.*	8,603	488,134
		1,047,160
Transportation — 4.0%
Knight-Swift Transportation Holdings, Inc.	15,602	882,761
Star Bulk Carriers Corp.	28,371	599,196
XPO, Inc.*	22,690	723,811
		2,205,768
TOTAL COMMON STOCKS (Cost $51,460,848)		50,794,141

REAL ESTATE INVESTMENT TRUSTS — 5.9%
Apartments — 1.1%
Camden Property Trust	5,725	600,209
	Number of Shares	Value†

Diversified — 0.8%
Broadstone Net Lease, Inc.	27,820	$473,218
Healthcare — 1.2%
Physicians Realty Trust	43,454	648,768
Industrial — 1.4%
STAG lndustrial, Inc.	22,656	766,226
Storage & Warehousing — 1.4%
CubeSmart	16,264	751,722
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,433,903)		3,240,143

SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $605,677)	605,677	605,677
TOTAL INVESTMENTS — 99.6% (Cost $55,500,428)		$54,639,961
Other Assets & Liabilities — 0.4%		204,958
TOTAL NET ASSETS — 100.0%		$54,844,919

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
NA— National Association.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
Country Weightings as of 3/31/2023††
United States	91%
Bermuda	2
United Kingdom	2
Canada	1
France	1
Singapore	1
Puerto Rico	1
Greece	1
Total	100%
††	% of total investments as of March 31, 2023.

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